FINANCIAL RISK MANAGEMENT (Details 5) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets
Other financial assets, current	$ 3,306,362	$ 3,745,499
Other financial assets, not current	14,260,415	15,052,473
Liabilities
Other financial liabilities , current	8,251,249	8,688,022
Other financial liabilities, non current	5,568,752	5,842,714
Level 1 [Member]
Assets
Other financial assets, current	343,218	473,653
Other financial assets, not current
Liabilities
Other financial liabilities , current	7,712
Other financial liabilities, non current
Level 2 [Member]
Assets
Other financial assets, current	23,355	62,348
Other financial assets, not current		519
Liabilities
Other financial liabilities , current	25,921	12,200
Other financial liabilities, non current	340	2,617
Level 3 [Member]
Assets
Other financial assets, current
Other financial assets, not current
Liabilities
Other financial liabilities , current
Other financial liabilities, non current
Fair Value Derived Interest Rate [Member] | Level 1 [Member]
Assets
Other financial assets, current
Liabilities
Other financial liabilities , current
Other financial liabilities, non current
Fair Value Derived Interest Rate [Member] | Level 2 [Member]
Assets
Other financial assets, current	19,460	3,113
Liabilities
Other financial liabilities , current	335	8,919
Other financial liabilities, non current		2,617
Fair Value Derived Interest Rate [Member] | Level 3 [Member]
Assets
Other financial assets, current
Liabilities
Other financial liabilities , current
Other financial liabilities, non current
Fuel options [Member] | Level 1 [Member]
Assets
Other financial assets, current
Liabilities
Other financial liabilities , current
Fuel options [Member] | Level 2 [Member]
Assets
Other financial assets, current		10,711
Liabilities
Other financial liabilities , current	15,678
Fuel options [Member] | Level 3 [Member]
Assets
Other financial assets, current
Liabilities
Other financial liabilities , current
Fair Value Of Foreign Currency Derivatives [Member] | Level 1 [Member]
Assets
Other financial assets, current
Other financial assets, not current
Liabilities
Other financial liabilities , current
Fair Value Of Foreign Currency Derivatives [Member] | Level 2 [Member]
Assets
Other financial assets, current	3,895	48,322
Other financial assets, not current		519
Liabilities
Other financial liabilities , current	7,587	2,092
Fair Value Of Foreign Currency Derivatives [Member] | Level 3 [Member]
Assets
Other financial assets, current
Other financial assets, not current
Liabilities
Other financial liabilities , current
Cash And Cash Equivalents [Member] | Level 1 [Member]
Assets
Other financial assets, current	43,653	29,658
Cash And Cash Equivalents [Member] | Level 2 [Member]
Assets
Other financial assets, current
Cash And Cash Equivalents [Member] | Level 3 [Member]
Assets
Other financial assets, current
Short-Term Mutual Funds [Member] | Level 1 [Member]
Assets
Other financial assets, current	43,653	29,658
Short-Term Mutual Funds [Member] | Level 2 [Member]
Assets
Other financial assets, current
Short-Term Mutual Funds [Member] | Level 3 [Member]
Assets
Other financial assets, current
Interest Accrued Since The Last Payment Date Of Cross Currency Swap [Member] | Level 1 [Member]
Assets
Other financial assets, current
Liabilities
Other financial liabilities , current
Other financial liabilities, non current
Interest Accrued Since The Last Payment Date Of Cross Currency Swap [Member] | Level 2 [Member]
Assets
Other financial assets, current		202
Liabilities
Other financial liabilities , current	2,321	1,189
Other financial liabilities, non current	340
Interest Accrued Since The Last Payment Date Of Cross Currency Swap [Member] | Level 3 [Member]
Assets
Other financial assets, current
Liabilities
Other financial liabilities , current
Other financial liabilities, non current
Derivative Not Recognized As A Hedge [Member] | Level 1 [Member]
Assets
Other financial assets, current	19,396
Liabilities
Other financial liabilities , current	7,712
Derivative Not Recognized As A Hedge [Member] | Level 2 [Member]
Assets
Other financial assets, current
Liabilities
Other financial liabilities , current
Derivative Not Recognized As A Hedge [Member] | Level 3 [Member]
Assets
Other financial assets, current
Liabilities
Other financial liabilities , current
Other financial liabilities, non current
Private Investment Funds [Member] | Level 1 [Member]
Assets
Other financial assets, current	322,428	472,232
Private Investment Funds [Member] | Level 2 [Member]
Assets
Other financial assets, current
Private Investment Funds [Member] | Level 3 [Member]
Assets
Other financial assets, current
Domestic And Foreign Bonds [Member] | Level 1 [Member]
Assets
Other financial assets, current	1,394	1,421
Domestic And Foreign Bonds [Member] | Level 2 [Member]
Assets
Other financial assets, current
Domestic And Foreign Bonds [Member] | Level 3 [Member]
Assets
Other financial assets, current
Fair Value [Member]
Assets
Other financial assets, current		536,001
Other financial assets, not current		519
Liabilities
Other financial liabilities , current	33,633	12,200
Other financial liabilities, non current	340	2,617
Fair Value [Member] | Fair Value Derived Interest Rate [Member]
Assets
Other financial assets, current	19,460	3,113
Liabilities
Other financial liabilities , current	335	8,919
Other financial liabilities, non current		2,617
Fair Value [Member] | Fuel options [Member]
Assets
Other financial assets, current		10,711
Liabilities
Other financial liabilities , current	15,678
Fair Value [Member] | Fair Value Of Foreign Currency Derivatives [Member]
Assets
Other financial assets, current	3,895	48,322
Other financial assets, not current		519
Liabilities
Other financial liabilities , current	7,587	2,092
Fair Value [Member] | Cash And Cash Equivalents [Member]
Assets
Other financial assets, current	43,653	29,658
Fair Value [Member] | Short-Term Mutual Funds [Member]
Assets
Other financial assets, current	43,653	29,658
Fair Value [Member] | Interest Accrued Since The Last Payment Date Of Cross Currency Swap [Member]
Assets
Other financial assets, current		202
Liabilities
Other financial liabilities , current	2,321	1,189
Other financial liabilities, non current
Fair Value [Member] | Derivative Not Recognized As A Hedge [Member]
Assets
Other financial assets, current	19,396
Liabilities
Other financial liabilities , current	7,712
Other financial liabilities, non current	340
Fair Value [Member] | Private Investment Funds [Member]
Assets
Other financial assets, current	322,428	472,232
Fair Value [Member] | Domestic And Foreign Bonds [Member]
Assets
Other financial assets, current	$ 1,394	$ 1,421